Accounting information and policies - Principal foreign exchange rates used in translation of financial statements (Details)	12 Months Ended
	Jun. 30, 2025 £ / $	Jun. 30, 2025 £ / $ € / $	Jun. 30, 2024 £ / $	Jun. 30, 2024 £ / $ € / $	Jun. 30, 2023 £ / $	Jun. 30, 2023 £ / $ € / $	Jun. 30, 2025 € / $	Jun. 30, 2024 € / $	Jun. 30, 2023 € / $
Disclosure of foreign exchange rates [Line Items]
Income statement and cash flows	0.77	0.92	0.80	0.93	0.83	0.96
Assets and liabilities	0.73	0.73	0.79	0.79	0.79	0.79	0.85	0.93	0.93